Plan's Interest in Master Trust - Schedule of Net Investment Income (Loss) (Details) - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest	$ 27
Dividends	46
Depreciation in the fair value of investments, net	(93,543)
Net investment income/(loss)	216,359
Change in Plan’s interest in the Colgate-Palmolive Savings & Investment Plans Master Trust	309,829
Master Trust
EBP, Master Trust [Line Items]
Interest	5,649
Dividends	44,450
Depreciation in the fair value of investments, net	260,555
Net investment income/(loss)	$ 310,654